Basis of preparation	12 Months Ended
Jun. 30, 2026
Basis Of Preparation [Abstract]
Basis of preparation	Basis of preparation
The general purpose financial statements of Mesoblast Limited and its subsidiaries have been prepared in accordance with International Financial Reporting Standards, as issued by the International Accounting Standards Board and Australian equivalent International Financial Reporting Standards, as issued by the Australian Accounting Standards Board. Mesoblast Limited is a for-profit entity for the purpose of preparing the financial statements.
The financial statements cover Mesoblast Limited and its subsidiaries. The financial statements were authorized for issue by the board of directors on August 27, 2026. The directors have the power to amend and reissue the financial statements.
(i)    Going concern
As of June 30, 2026, the Group held total cash reserves of $102.9 million. The Group continues its focus on measured allocation of resources for its planned commercial, research and development activities and as a result reports net cash usage for operating activities of $43.8 million for the year ended June 30, 2026. The Group recognized net product sales of $115.2 million for the year ended June 30, 2026.

In December 2025, the Group entered into a $125.0 million five-year non-dilutive credit-line facility, secured by royalties from TEMCELL®. The Group drew down the full $125.0 million facility in two tranches of $75.0 million and $50.0 million during December 2025 and June 2026, respectively. The proceeds were used to extinguish the Group’s existing debt arrangements, with Oaktree Capital Management, Inc. and NovaQuest Capital Management, L.L.C. The credit-line has a fixed interest rate of 8.00% per annum, a substantial reduction from prior facilities, and a five-year interest only period through to December 2030.
The Group expects that existing cash and cash equivalents, together with cash from the commercialization of Ryoncil® will be sufficient to fund the Group's forecast operating cash usage over the next twelve months. As a result, the consolidated financial statements have been prepared assuming that the Group will continue as a going concern, which contemplates the realization of assets and the satisfaction of its liabilities in the normal course of business.
(ii)    Historical cost convention
These financial statements have been prepared under the historical cost convention, as modified by the revaluation of financial assets at fair value through other comprehensive income, financial assets and liabilities (including derivative instruments) at fair value through profit or loss, certain classes of property, plant and equipment and investment property.
(iii)    New and amended standards adopted by the Group
There were no new or amended standards adopted by the Group in the year ended June 30, 2026 that materially impacted the Group. These financial statements follow the same accounting policies as compared to the June 30, 2025 consolidated financial statements and related notes as filed with the Australian Securities Exchange and the Securities and Exchange Commission.
(iv)    New accounting standards and interpretations not yet adopted by the Group
IFRS 18, “Presentation and Disclosure in Financial Statements” was issued to improve comparability and transparency in the reporting of the financial performance of similar entities. The standard, which replaces IAS 1 “Presentation of Financial Statements”, impacts the presentation of the primary financial statements and notes, including the statement of profit and loss where companies will be required to present separate categories of income and expense for operating, investing, and financing activities with prescribed subtotals. The standard will also require management-defined performance measures to be explained and included in a separate note within the consolidated financial statements. The standard is effective for annual reporting periods beginning on or after January 1, 2027, including interim financial statements, and requires retrospective application. The Group is currently assessing the impact of the new standard.
There were no other new accounting standards and interpretations not yet adopted by the Group for the June 30, 2026 reporting period that are expected to materially impact the Group.
(v)    Use of estimates
The preparation of these consolidated financial statements requires the Group to make estimates and judgments that affect the reported amounts of assets, liabilities, income and expenses and related disclosures. On an ongoing basis, the Group evaluates its significant accounting policies and estimates. Estimates are based on historical experience and on various market-specific and other relevant assumptions that the Group believes to be reasonable under the circumstances, the results of which form the basis for making judgments about the carrying values of assets and liabilities.